Loss Per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (37,258)	$ (26,416)	$ (85,977)	$ (33,881)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(2,660)	(3,971)	(5,304)	(7,941)
Plus
Tender Offer – Redemption of preferred stock Series G and Series H including $270 of undeclared preferred dividend cancelled	504	0	504	0
Loss available to Navios Holdings common stockholders, basic and diluted	$ (39,414)	$ (30,387)	$ (90,777)	$ (41,822)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders - weighted average shares	116,051,809	106,009,049	115,612,780	106,022,826
Basic and diluted net losses per share attributable to Navios Holdings common stockholders	$ (0.34)	$ (0.29)	$ (0.79)	$ (0.39)